Liquidity (Details)			1 Months Ended		12 Months Ended
	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Liquidity [Abstract]
Net losses					$ 23,124,402		$ 8,714,332
Net cash used in operating activities					9,573,401		$ 5,233,182
Cash equivalents and restricted cash					10,322,198
Cash					1,655,549
Line of credit from Bank					$ 933,291	¥ 6,500,000
Subsequent Event [Member]
Liquidity [Abstract]
Credit facility agreement			$ 4,307,498	¥ 30,000,000
Debt financing arrangement	$ 2,871,665	¥ 20,000,000